UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:

/s/ Benj. A Smith III               Holland, MI                 08/02/04
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      67

Form 13F Information Table Value Total:  $145,929
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                  June 30, 2004

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----
AFFILIATED COMPUTER CL A         COM       008190100      2942       55580    SH        Sole              12800               42780
AMBAC FINL GROUP INC COM         COM       023139108       384        5225    SH        Sole               1100                4125
AMERICAN INTL GROUP COM          COM       026874107      3736       52415    SH        Sole              12071               40344
AMGEN INC COM                    COM       031162100      2477       45400    SH        Sole              12125               33275
APPLEBEES INTL INC COM           COM       037899101      3660    158995.5    SH        Sole            36937.5              122208
BED BATH & BEYOND INC COM        COM       075896100      3203       83301    SH        Sole              19250               64151
BERKSHIRE HATHAWAY INC CL B      COM       084670207       242          82    SH        Sole                                     82
CAPITAL ONE FINL CORP COM        COM       14040H105       368        5375    SH        Sole               1600                3775
CAPITOL BANCORP LTD              COM       14056D105       390       15000    SH        Sole                                  15000
CHEESECAKE FACTORY INC COM       COM       163072101       812       20400    SH        Sole               7500               12900
CINTAS CORPORATION               COM       172908105      3328       69810    SH        Sole              18000               51910
CISCO SYSTEMS INC.               COM       17275R102      6054      255456    SH        Sole              51548              204108
CITIGROUP                        COM       172967101      3622       77893    SH        Sole              19700               58193
COBIZ INC COM                    COM       190897108       520       37650    SH        Sole                750               36900
DEARBORN BANCORP INC COM         COM       24242R108       677       23335    SH        Sole                                  23335
DELL COMPUTER CORP COM           COM       24702R101      2873       80215    SH        Sole              19150               61065
E M C CORP MASS COM              COM       268648102      2520      221062    SH        Sole              52500              168562
FIFTH THIRD BANCORP COM          COM       316773100       400        7444    SH        Sole                440                7004
FIRST HORIZON NATIONAL CORP      COM       320517105      2976       65455    SH        Sole              14425               51130
FIRST IND CORP COM               COM       32054R108       278       14600    SH        Sole                                  14600
FIRST MERCHANTS CORP COM         COM       320817109       391       15069    SH        Sole                                  15069
FIRST MIDWEST BANCORP            COM       320867104       768       21811    SH        Sole                                  21811
FIRST OAK BROOK BANCSH COM       COM       335847208      1218       40202    SH        Sole               3150               37052
FIRST SOURCE CORPORATION         COM       336901103       228        9189    SH        Sole                                   9189
FIRSTBANK CORP MICH COM          COM       33761G104      1244    42817.79    SH        Sole               4778            38039.79
FISERV INC.                      COM       337738108      5797      149049    SH        Sole              22481              126568
FOREST LABS INC COM              COM       345838106      2729       48195    SH        Sole               9950               38245
GENERAL ELECTRIC                 COM       369604103      3639      112327    SH        Sole              26450               85877
GENTEX CORP COM                  COM       371901109      1570   39563.672    SH        Sole              10760           28803.672
GENZYME CORP. GENL.              COM       372917104      1864       39390    SH        Sole               8750               30790
HEMLOCK FEDERAL FINANCIAL CORP   COM       423666106       224        8000    SH        Sole                                   8000
HOME DEPOT INC COM               COM       437076102      2819   80082.045    SH        Sole              14975           65157.045
HOME FED BANCORP COM             COM       436926109       315       12600    SH        Sole                                  12600
HUNTINGTON BANCSHARES COM        COM       446150104      3441      149737    SH        Sole                                 149737
INDEPENDENT BANK CORPORATION     COM       453838104      1227       48310    SH        Sole               4882               43428
INTEL CORPORATION                COM       458140100      4807  174171.417    SH        Sole              36800          137371.417
IRWIN FINL CORP COM              COM       464119106       385       14600    SH        Sole                                  14600
JOHNSON & JOHNSON COM            COM       478160104      5026   90239.312    SH        Sole              17650           72739.312
LAKELAND FINL CORP COM           COM       511656100       826       24650    SH        Sole                                  24650
LOWES COS INC COM                COM       548661107      3589       68297    SH        Sole              15950               52397
MACATAWA BANK CORPORATION        COM       554225102      3448      125424    SH        Sole             125424
MAF BANCORP INC.                 COM       55261R108      1048       24553    SH        Sole               3403               21150
MB FINANCIAL INC NEW COM         COM       55264U108       879       23869    SH        Sole               1400               22469
MBNA CORP COM                    COM       55262L100      7311  283494.666    SH        Sole              47027          236467.666
MERCANTILE BANK CORP COM         COM       587376104      1233       33831    SH        Sole                                  33831
MICROSOFT CORP COM               COM       594918104      4856      170036    SH        Sole              37300              132936
MIDWEST BANK HOLDINGS            COM       598251106       615       27600    SH        Sole                                  27600
NATIONAL CITY CORP COM           COM       635405103       545       15566    SH        Sole                                  15566
OAK HILL FINL INC COM            COM       671337103       816       25900    SH        Sole                                  25900
PARK BANCORP INC COM             COM       700164106       215        7000    SH        Sole                                   7000
PATTERSON COS INC                COM       703412106      4541       59370    SH        Sole              14650               44870
PFIZER INC COM                   COM       717081103      4293  125241.423    SH        Sole              27100           98141.423
PINNACLE FINL PARTNERS COM       COM       72346Q104       392       21400    SH        Sole                200               21200
POLARIS INDUSTRIES COM           COM       731068102       346        7200    SH        Sole                                   7200
REPUBLIC BANCORP INC COM         COM       760282103       627       45078    SH        Sole               1331               43747
ROYAL DUTCH PETE CO NY REG GLD   COM       780257804      4018       77762    SH        Sole              17982               59880
STATE FINANCIAL SERVICES         COM       856855101       217        7312    SH        Sole                                   7312
STRYKER CORP COM                 COM       863667101      3909       71080    SH        Sole              17960               53120
SYSCO CORP COM                   COM       871829107      2445       68170    SH        Sole              18300               49970
TCF FINL CORP COM                COM       872275102       580       10000    SH        Sole                                  10000
TOWER FINANCIAL                  COM       891769101       660       47125    SH        Sole               1500               45625
TRIBUNE CO NEW COM               COM       896047107      3380       74215    SH        Sole              14600               59715
WAL MART STORES INC COM          COM       931142103      1990       37720    SH        Sole               9650               28070
WALGREEN COMPANY                 COM       931422109      3231       89222    SH        Sole              19650               69672
WELLS FARG+A34O & CO NEW COM     COM       949746101      6280  109735.231    SH        Sole              22894           86941.231
WINTRUST FINL CORP COM           COM       97650W108       202        4000    SH        Sole                                   4000
ZIONS BANCORPORATION COM         COM       989701107      4279       69640    SH        Sole              16100               53640




REPORT SUMMARY                     67 DATA RECORDS     145929           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED